                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31

Date of Reporting Period:  July 1, 2007 - September 30, 2007

                                                      NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

TOP 20 PORTFOLIO

Shares                                                              Market Value
------                                                              ------------
         COMMON STOCKS -- 99.7%
         APPAREL -- 5.1%
 2,272   Deckers Outdoor Corp.*                                      $  249,466
                                                                     ----------
         BUSINESS SERVICES -- 7.2%
 8,684   Transcend Services, Inc.*                                      133,386
 4,928   Watson Wyatt Worldwide, Inc.                                   221,465
                                                                     ----------
                                                                        354,851
                                                                     ----------
         CHEMICALS -- 5.2%
 5,408   Church & Dwight Co., Inc.                                      254,392
                                                                     ----------
         COMPUTER INTEGRATED SYSTEMS DESIGN -- 6.1%
21,145   Simulations Plus, Inc.*                                        299,413
                                                                     ----------
         COMPUTER SOFTWARE & SERVICES -- 5.1%
 7,050   VASCO Data Security International, Inc.*                       248,936
                                                                     ----------
         CORRECTIONAL INSTITUTIONS -- 3.7%
 6,872   Corrections Corporation of America*                            179,840
                                                                     ----------
         ELECTRIC SERVICES -- 10.7%
 4,349   FPL Group, Inc.                                                264,767
 6,152   NRG Energy, Inc.*                                              260,168
                                                                     ----------
                                                                        524,935
                                                                     ----------
         ELECTRONIC INSTRUMENTS & CONTROLS -- 5.0%
 5,546   FARO Technologies, Inc.*                                       244,856
                                                                     ----------
         ENERGY -- 5.3%
 4,933   Allegheny Energy, Inc.*                                        257,799
                                                                     ----------
         HEALTH CARE PRODUCTS & SERVICES -- 5.5%
 2,565   WellCare Health Plans, Inc.*                                   270,428
                                                                     ----------
         INSURANCE -- 4.1%
 3,542   RLI Corp.                                                      200,902
                                                                     ----------
         MEDIA -- 5.3%
10,666   The DIRECTV Group, Inc.*                                       258,970
                                                                     ----------
         MEDICAL EQUIPMENT & SUPPLIES -- 5.7%
 4,972   Baxter International, Inc.                                     279,824
                                                                     ----------
         OIL/GAS -- 5.3%
 1,797   National-Oilwell Varco, Inc.*                                  259,667
                                                                     ----------

         PRODUCER MANUFACTURING -- 10.6%
 1,760   Precision Castparts Corp.                                      260,445
 5,825   The Manitowoc Co., Inc.                                        257,931
                                                                     ----------
                                                                        518,376
                                                                     ----------
         TRANSPORTATION -- 9.8%
 3,900   GulfMark Offshore, Inc.*                                       189,774
 2,676   Lockheed Martin Corp.                                          290,319
                                                                     ----------
                                                                        480,093
                                                                     ----------
         TOTAL COMMON STOCKS (COST $4,560,926)                        4,882,748
                                                                     ----------
         MONEY MARKET FUNDS -- 1.0%
50,885   FBR Fund for Government Investors                               50,885
                                                                     ----------
         TOTAL INVESTMENTS -- 100.7%                                  4,933,633
            (COST $4,611,811)
         Liabilities in Excess of Other Assets -- (0.7%)                (36,544)
                                                                     ----------
         NET ASSETS -- 100.0%                                        $4,897,089
                                                                     ==========

*    Non-Income producing.

See Notes to Portfolio of Investments.

                                                      NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Shares                                                              Market Value
------                                                              ------------
         COMMON STOCKS -- 97.0%
         AEROSPACE/DEFENSE -- 1.2%
   750   BAE Systems plc ADR (Britain)                               $   30,424
                                                                     ----------
         AUTOMOBILES -- 3.1%
 1,223   Fiat S.p.A. ADR (Italy)                                         36,831
 1,203   HONDA MOTOR CO., LTD. ADR (Japan)                               40,132
                                                                     ----------
                                                                         76,963
                                                                     ----------
         BANKING -- 4.9%
 1,704   ABB Ltd. ADR (Switzerland)                                      44,696
   483   Credit Suisse Group ADR (Switzerland)                           32,037
   259   National Australia Bank Ltd. ADR (Australia)*                   45,235
                                                                     ----------
                                                                        121,968
                                                                     ----------
         BUILDING MATERIALS & PRODUCTS -- 1.7%
   977   Chicago Bridge & Iron Co. N.V. ADR (Netherlands)                42,070
                                                                     ----------
         CHEMICALS -- 1.4%
   333   Potash Corporation of Saskatchewan, Inc. (Canada)               35,198
                                                                     ----------
         COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 7.0%
   867   KONAMI Corp. ADR (Japan)                                        23,756
 1,344   Logitech International S.A. ADR (Switzerland)*                  39,715
   879   SAP AG ADR (Germany)                                            51,571
 1,411   Trend Micro, Inc. ADR (Japan)                                   60,885
                                                                     ----------
                                                                        175,927
                                                                     ----------
         ELECTRIC SERVICES -- 1.8%
   799   Enel S.p.A. ADR (Italy)                                         45,040
                                                                     ----------
         ELECTRONIC INSTRUMENTS & CONTROLS -- 3.5%
   740   Garmin Ltd. (Cayman Islands)                                    88,356
                                                                     ----------
         ELECTRONICS -- 7.8%
   690   Canon, Inc. ADR (Japan)                                         37,460
 2,046   Matsushita Electric Industrial Co., Ltd. ADR (Japan)            37,953
 1,358   Nintendo Co., Ltd. ADR (Japan)                                  87,830
   691   SONY CORP. ADR (Japan)                                          33,209
                                                                     ----------
                                                                        196,452
                                                                     ----------

         FINANCIAL SERVICES -- 0.9%
   967   Allianz SE ADR (Germany)                                        22,502
                                                                     ----------
         FOOD, BEVERAGE, & TOBACCO -- 8.9%
   721   British American Tobacco plc ADR (Britain)                      51,898
   614   Diageo plc ADR (Britain)                                        53,865
 2,268   Groupe Danone ADR (France)                                      35,551
   424   Nestle S.A. ADR (Switzerland)                                   47,446
 1,255   Tesco plc ADR (Britain)                                         33,841
                                                                     ----------
                                                                        222,601
                                                                     ----------
         HEALTH CARE PRODUCTS & SERVICES -- 1.8%
   571   Bayer AG ADR (Germany)                                          45,309
                                                                     ----------
         INDUSTRIAL -- 1.5%
   892   KUBOTA CORP. ADR (Japan)                                        36,447
                                                                     ----------
         INSURANCE -- 4.2%
   630   Axa ADR (France)                                                28,104
   539   China Life Insurance Co., Ltd. ADR (China)                      46,472
   673   ING Groep N.V. ADR (Netherlands)                                29,821
                                                                     ----------
                                                                        104,397
                                                                     ----------
         MEDIA -- 1.1%
 1,222   News Corp. ADR - Class B (United States)                        28,583
                                                                     ----------
         MEDICAL EQUIPMENT & SUPPLIES -- 1.2%
   487   Smith & Nephew plc ADR (Britain)                                29,824
                                                                     ----------
         MISCELLANEOUS FABRICATED PRODUCTS -- 1.2%
   386   ArcelorMittal ADR (Luxembourg)                                  30,247
                                                                     ----------
         OIL/GAS -- 12.3%
   261   BASF AG ADR (Germany)                                           35,773
   748   EnCana Corp. (Canada)                                           46,264
   351   PetroChina Co. Ltd. ADR (China)                                 64,973
   422   Schlumberger Ltd. (United States)                               44,310
 1,114   Statoil ASA ADR (Norway)                                        37,787
   416   Transocean, Inc. (United States)*                               47,028
   844   Ultrapar Participacoes S.A. ADR (Brazil)                        32,688
                                                                     ----------
                                                                        308,823
                                                                     ----------
         PHARMACEUTICALS -- 8.9%
   200   Alcon, Inc. (Switzerland)                                       28,784
   687   GlaxoSmithKline plc ADR (Britain)                               36,548
   645   ICON plc ADR (Ireland)*                                         32,914
   567   Novo-Nordisk A/S ADR (Denmark)                                  68,630
   402   Roche Holding ADR (Switzerland)                                 36,260
   264   Shire PLC ADR (Britain)                                         19,531
                                                                     ----------
                                                                        222,667
                                                                     ----------

         RETAIL -- 0.9%
   238   Delhaize Group ADR (Belgium)                                    22,862
                                                                     ----------
         SEMICONDUCTORS -- 3.2%
 4,446   ARM Holdings plc ADR (Britain)                                  41,837
 2,173   Infineon Technologies AG ADR (Germany)*                         37,332
                                                                     ----------
                                                                         79,169
                                                                     ----------
         TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 14.1%
   642   America Movil ADR (Mexico)                                      41,088
   544   BT Group plc ADR (Britain)                                      34,180
   548   China Mobile Ltd. ADR (Hong Kong)                               44,958
 1,943   Nokia Oyj ADR (Finland)                                         73,697
   393   Research In Motion Ltd. (Canada)*                               38,730
   631   Telefonica S.A. ADR (Spain)                                     52,865
   689   Telenor ASA ADR (Norway)                                        41,461
 1,004   Vimpel-Communications ADR (Russia)                              27,148
                                                                     ----------
                                                                        354,127
                                                                     ----------
         TOOLS & HARDWARE -- 1.2%
   707   Makita Corp. ADR (Japan)                                        30,733
                                                                     ----------
         TRANSPORTATION -- 1.0%
   723   Danaos Corp. (Greece)                                           26,100
                                                                     ----------
         UTILITIES -- 2.2%
   643   Veolia Environnement ADR (France)                               55,388
                                                                     ----------
         TOTAL COMMON STOCKS (COST $1,734,732)                        2,432,177
                                                                     ----------
         MONEY MARKET FUNDS -- 1.9%
46,719   FBR Fund for Government Investors                               46,719
                                                                     ----------
         TOTAL INVESTMENTS -- 98.9%                                   2,478,896
            (COST $1,781,451)
         Other Assets in Excess of Liabilities -- 1.1%                   27,451
                                                                     ----------
         NET ASSETS -- 100.0%                                        $2,506,347
                                                                     ==========

*    Non-Income producing.

ADR -- American Depositary Receipts

See Notes to Portfolio of Investments.

                                                      NAVELLIER MILLENNIUM FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Navellier Millennium Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of September 30, 2007, the Navellier Millennium Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                   FEDERAL    GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                  TAX COST      APPRECIATION       DEPRECIATION      APPRECIATION
                                 ----------   ----------------   ----------------   --------------
Top 20 Portfolio                 $4,611,811       $519,631          $(197,810)         $321,821
International Growth Portfolio   $1,787,114       $703,323          $ (11,540)         $691,783

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  November 14, 2007                 THE NAVELLIER MILLENNIUM FUNDS

                                         By:      /s/ Louis G. Navellier
                                                  ------------------------------
                                                     Louis G. Navellier
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  November 14, 2007                 By:    /s/ Louis G. Navellier
                                                --------------------------------
                                                    Louis G. Navellier
                                                    Chief Executive Officer



Date:  November 14, 2007                 By:    /s/ Arjen Kuyper
                                                --------------------------------
                                                    Arjen Kuyper
                                                    Chief Financial Officer